FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities not Carried at Fair Value (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying Value
Assets
Long-term receivables	$ 992	$ 708
Liabilities
Long-term debt and related current maturities	28,688	26,826
Fair Value
Assets
Long-term receivables	961	652
Liabilities
Long-term debt and related current maturities	$ 28,144	$ 25,503